Retained earnings	12 Months Ended
Sep. 30, 2020
Retained earnings
Retained earnings	20. Retained earnings

	2020	2019
	£	£
At 1 October/ 1 January	61,696	(753,032)
Profit/(Loss) for the year	(445,554)	814,728
Dividends paid	—	—
At 30 September	(383,858)	61,696